Accrued Pension and Severance Costs (Schedule of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2015	¥ 788
2016	915
2017	1,011
2018	1,153
2019	1,335
2020 through 2024	9,045
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2015	138
2016	118
2017	250
2018	173
2019	215
2020 through 2024	¥ 2,934